Postretirement Benefit Plans - Summary of Estimated Future Pension Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension and Other Postretirement Benefit Expense [Abstract]
2015	$ 14
2016	13
2017	13
2018	16
2019	17
Years 2020-2024	$ 107